OTHER COMPREHENSIVE LOSS - RECLASSIFICATION DETAILS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reclassification from accumulated other comprehensive loss
Total before tax					$ 11	$ 10
Income tax benefit					1
Net of tax					12	10
Pension and other postretirement benefits adjustments
Reclassification from accumulated other comprehensive loss
Total before tax	$ 4	$ 3	$ 11	$ 8	11	10
Income tax benefit				1	1
Net of tax	4	3	11	9
Actuarial loss
Reclassification from accumulated other comprehensive loss
Total before tax	5	$ 3	13	$ 8	10	9
Prior service credit
Reclassification from accumulated other comprehensive loss
Total before tax	$ (1)		$ (2)		$ 1	$ 1